General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Silynxcom Ltd. was incorporated in Israel on August 22, 2021, as a privately held company. As part of a restructuring carried out by Silynxcom Ltd. on August 26, 2021, Silynxcom Ltd. became the parent company of Source of Sound Ltd. and Silynx Communications Inc. (all together, hereinafter: “the Company”). Silynxcom Ltd.’s registered offices are located at 7 Giborei Israel St., Netanya, Israel.

The Company is engaged, through Silynx Communications Inc. and Source of Sound Ltd., in a single area of activity: the development, production, marketing and sale of ruggedized noise protection and communication accessories for tactical uses (including radios used by groups such as security forces, law enforcement, and rescue forces.). As part of its activity, the Company manufactures and develops speech and audio systems that include single and dual-sided communication systems integrated into headsets and intended for the personal use of those serving in armies, security and rescue forces, and law enforcement forces in Israel and across the world.

On January 17, 2024, the Company closed its initial public offering of 1,250,000 of its ordinary, no par value, of the Company (the “Ordinary Shares”) at a public offering price of $4.00 per share, for gross proceeds of $5,000 before deducting underwriting discounts and before deducting the equity transaction costs (the “IPO”). On April 2, 2025, the Company closed an underwritten public offering of 1,290,000 Ordinary Shares at a public offering price of $2.25 per share, for gross proceeds of approximately $2,900 (See also Note 3).

B.	The effect of the 2023-2025 Israel wars

The Company is incorporated under the laws of the State of Israel, and the Company’s principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect the Company’s business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely the Company’s operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm the Company’s operations and solution development and cause any future sales to decrease.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets which resulted in extensive deaths, injuries and kidnapping of civilians and soldiers, following which Israel’s security cabinet declared war against Hamas. Since October 7, 2023, Israel has also been militarily engaged with Hezbollah on the border between Lebanon and northern Israel, the Houthi movement based in Yemen and with the Islamic Republic of Iran. The intensity and duration of Israel’s current war is difficult to predict, as are such war’s implications on the Company’s business and operations.

While none or some of the Company’s supply chains have been impacted since the war broke out on October 7, 2023, the ongoing war may create supply and demand irregularities in Israel’s economy in general or lead to macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on us and the Company’s ability to effectively conduct the Company’s operations.

In connection with the regional hostilities, Israeli military reservists have been drafted to perform military service. One of the Company’s employees has been called up to reserve duty as of the date of these Consolidated Financial Statements, there can be no assurance that at least he or another of the Company’s employees will not be called on to military service again. In addition, the Company relies on service providers located in Israel and the Company’s employees or employees of such service providers may be called for service in the current or future wars or other armed conflicts with Hamas and such persons may be absent from their positions for a period of time. As of the date of these Consolidated Financial Statements, any impact as a result of the number of absences of the Company’s personnel and personnel at its service providers or counterparties located in Israel has been manageable.

However, military service call-ups that result in absences of personnel from its service providers or contractual counterparties in Israel may disrupt its operations and absences for an extended period of time may materially and adversely affect its business, prospects, financial condition and results of operations.

Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its trading partners could adversely affect its operations and results of operations. The Company’s commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that caused by terrorist attacks or acts of war, the Company cannot guarantee that this government coverage will be maintained or that it will sufficiently cover its potential damages. Any losses or damages incurred by us could have a material adverse effect on its business. Any armed conflicts or political instability in the region would likely negatively affect business conditions and could harm its results of operations.

In June 2025, a significant escalation in hostilities occurred between Israel and Iran, resulting in widespread military operations. On June 24, 2025, Israel and Iran agreed on an immediate ceasefire.

Since October 7, 2023 the Company has experienced a significant increase in demand for its products from the Israel Defense Forces. This increase moderated during 2025.